UNIT-BASED AND NONCASH COMPENSATION - Schedule of Intrinsic Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SMLP LTIP | Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of vested LTIP awards	$ 5,940	$ 5,393	$ 6,657